Exhibit 99.17

Client Name:
Client Project Name:	JPMMT 2019-3
Start - End Dates:	11/6/2018 - 1/14/2019
Deal Loan Count:	14
Report Run Date:

Rating Agency ATR QM Data Fields

Loans in Report:	14

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
301014370	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	906.95	10/9/2018	4.6468	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301015686	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1545	10/25/2018	4.8056	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301035784	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	4277.76	10/19/2018	5.2307	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301027669	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2472.2	10/25/2018	5.0568	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301065712	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2445	10/17/2018	4.7813	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301069644	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1495	12/6/2018	4.8927	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0
301033140	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	2420	10/24/2018	5.162	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301010975	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	14524.89	11/6/2018	5.4369	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301020296	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	8087.72	11/14/2018	5.3832	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300994337	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	384.01	10/15/2018	5.1681	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301012089	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	4005.04	10/24/2018	5.1021	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301071624	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	3306.92	1/7/2019	5.1915	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301014368	QM: Safe Harbor	No	Yes	XXX	Not Applicable	No	Yes	5343.25	5/15/2018	5.3619	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301003604	QM: GSE Temporary - QM/SH	No	Yes	XXX	XXX	Yes	Yes	6490	10/3/2018	5.3644	Employed	(No Data)	U.S. Citizen	(No Data)	No	0

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